T. ROWE PRICE Retirement 2020 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 43.4%
T. Rowe Price Funds:
New Income Fund  1,407,970 34,397 78,832 169,372,804 1,339,739
Limited Duration Inflation
Focused Bond Fund  1,105,499 9,164 64,562 225,286,959 1,054,343
International Bond Fund (USD
Hedged)  501,568 4,838 32,251 59,047,468 479,465
Emerging Markets Bond Fund  364,452 6,138 27,229 41,504,143 356,936
U.S. Treasury Long-Term Index
Fund  373,109 11,777 26,370 44,985,156 345,036
Dynamic Global Bond Fund  352,341 23,897 21,791 43,697,821 341,717
High Yield Fund  326,618 8,618 22,495 56,223,852 321,600
Floating Rate Fund  149,502 3,321 21,486 14,682,954 135,377
Total Bond Mutual Funds (Cost $5,089,533) 4,374,213
EQUITY MUTUAL FUNDS 53.7%
T. Rowe Price Funds:
Value Fund  863,769 359 53,035 21,184,834 862,223
Growth Stock Fund (2) 943,818 359 156,180 9,524,583 810,733
Equity Index 500 Fund  541,136 2,480 20,463 4,325,354 513,982
Overseas Stock Fund  446,279 190 40,121 33,397,860 405,116
U.S. Large-Cap Core Fund  304,660 48,778 5,708 11,157,751 374,789
International Value Equity Fund  382,357 163 37,854 23,040,791 360,588
International Stock Fund  376,602 160 36,774 18,604,398 339,530
Real Assets Fund  241,870 63,773 7,934 22,754,424 313,328
Hedged Equity Fund  – 288,458 297 28,447,011 289,875
Mid-Cap Growth Fund  212,445 91 6,672 2,131,605 216,528
Mid-Cap Value Fund  191,946 82 11,421 6,309,748 198,631
Emerging Markets Discovery
Stock Fund  172,531 73 28,749 12,090,094 158,259
Small-Cap Stock Fund  141,479 63 10,199 2,440,946 137,547
Emerging Markets Stock Fund  138,306 60 12,042 3,617,727 125,571
Small-Cap Value Fund  114,327 51 5,909 2,311,304 116,860
U.S. Equity Research Fund  201,558 59 108,422 2,437,261 107,313
New Horizons Fund (2) 89,931 41 5,035 1,650,009 91,114
Total Equity Mutual Funds (Cost $3,346,970) 5,421,987
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,486 163,616 164,029 10,379 1,041
Total Other Mutual Funds (Cost $1,030) 1,041
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 2.8%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 323,014 314,602 352,542 285,073,733 285,074

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
(continued)
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 5.354%,
11/9/23 (4) 15,000,000 14,848
Total Short-Term Investments (Cost $299,922) 299,922
Total Investments in Securities 100.1%
(Cost $8,737,455) $ 10,097,163
Other Assets Less Liabilities (0.1)% (5,283)
Net Assets 100.0% $ 10,091,880
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 57 MSCI EAFE Index contracts 9/23 6,012 $ (133)
Short, 100 Russell 2000 E-Mini Index contracts 9/23 (9,508) (37)
Short, 572 S&P 500 E-Mini Index contracts 9/23 (129,158) (1,941)
Net payments (receipts) of variation margin to date 2,309
Variation margin receivable (payable) on open futures contracts $ 198

T. ROWE PRICE Retirement 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (3,361) $ (12,730) $ 4,560
Emerging Markets Bond Fund  (6,711) 13,575 5,902
Emerging Markets Discovery Stock Fund  (4,816) 14,404 —
Emerging Markets Stock Fund  2,850 (753) —
Equity Index 500 Fund  51,461 (9,171) 2,244
Floating Rate Fund  (975) 4,040 3,242
Growth Stock Fund  58,375 22,736 —
Hedged Equity Fund  1 1,714 —
High Yield Fund  (2,550) 8,859 5,975
International Bond Fund (USD Hedged)  (5,309) 5,310 4,528
International Stock Fund  12,868 (458) —
International Value Equity Fund  9,108 15,922 —
Limited Duration Inflation Focused Bond Fund  (4,363) 4,242 —
Mid-Cap Growth Fund  6,005 10,664 —
Mid-Cap Value Fund  2,144 18,024 —
New Horizons Fund  1,964 6,177 —
New Income Fund  (10,815) (23,796) 15,156
Overseas Stock Fund  16,694 (1,232) —
Real Assets Fund  282 15,619 —
Small-Cap Stock Fund  5,487 6,204 —
Small-Cap Value Fund  2,307 8,391 —
Transition Fund  (1,648) (32) 116
U.S. Equity Research Fund  1,666 14,118 —
U.S. Large-Cap Core Fund  402 27,059 —
U.S. Treasury Long-Term Index Fund  (8,164) (13,480) 3,305
Value Fund  9,401 51,130 —
U.S. Treasury Money Fund, 5.40% — — 4,295
Totals $ 132,303# $ 186,536 $ 49,323+

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $49,323 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26, 2023, the Board approved the reorganization of the T. Rowe Price Retirement I 2020 Fund (Acquired fund) into the fund. The reorganization is anticipated to close on or about February 16, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2020 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2020 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 4,374,213 $ — $ — $ 4,374,213
Equity Mutual Funds 5,421,987 — — 5,421,987
Other Mutual Funds 1,041 — — 1,041
Short-Term Investments 285,074 14,848 — 299,922
Total $ 10,082,315 $ 14,848 $ — $ 10,097,163
Liabilities
Futures Contracts* $ 2,111 $ — $ — $ 2,111
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2020 Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F141-054Q1 08/23